Borrowings - Schedule of Future Loan Payments (Details) - Mar. 31, 2026	USD ($)	CNY (¥)
Schedule of Future Loan Payments [Abstract]
Less than one year	$ 355,175	¥ 2,450,000
Between one to two years	644,390	4,445,000
Total long-term loans	$ 999,565	¥ 6,895,000